TAXATION - Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Components of deferred tax assets and liabilities
Deductible temporary differences related to other payables and accruals		¥ 1,073	¥ 1,053
Deductible temporary differences related to provision for doubtful accounts		1,648	1,265
Deductible temporary differences related to advertising expenses		13,422	12,076
Tax loss carryforwards		49,408	50,900
Amount offset by non-current deferred tax liabilities		(6,633)	(12,806)
Total non-current deferred tax assets		58,918	52,488
Less: Valuation allowance		(43,913)	(39,576)	¥ (2,443)	¥ (1,851)
Total deferred tax assets	$ 2,182	15,005	12,912
Taxable temporary differences related to depreciation period		(10,141)	(6,153)
Taxable temporary differences related to available-for-sale debt securities		(85,373)	(46,526)
Taxable temporary differences related to government subsidy income		(75,240)	(57,995)
Taxable temporary differences related to trade names, technology and customer relationships		(20,440)	(23,480)
Taxable temporary differences related to acquired program transmission license		(26,191)
Amount offset by non-current deferred tax assets		6,633	12,806
Total deferred tax liabilities	$ (30,653)	(210,752)	¥ (121,348)
Net operating loss carryforwards		¥ 186,703
Tax loss carryforwards, expiration year	5 years